Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Net gain (loss) from futures, forward, and swap trading
Net trading gains (losses)	$ 10,689,956	$ (17,036,253)	$ 40,669,581
Income
Interest income	1,316,496	1,280,436	1,103,332
Expenses from operations
Brokerage charge	9,505,888	13,588,815	18,296,608
Incentive fees	771,804	2,561,516	8,103,140
Organizational and offering costs	571,407	770,629	1,031,123
Operating expenses	493,715	666,353	888,192
Total expenses	11,342,814	17,587,313	28,319,063
Net investment loss	(10,026,318)	(16,306,877)	(27,215,731)
Net income (loss)	$ 663,638	$ (33,343,130)	$ 13,453,850
Class A
Net income (loss) per unit (based on weighted average number of units outstanding during the period) and increase (decrease) in net asset value per unit for the period:
General Partner & Limited Partner Units (in dollars per unit)	$ (8.55)	$ (154.77)	$ 77.91
Class B
Net income (loss) per unit (based on weighted average number of units outstanding during the period) and increase (decrease) in net asset value per unit for the period:
General Partner & Limited Partner Units (in dollars per unit)	(13.39)	(134.71)	59.42
Legacy 1 Class
Net income (loss) per unit (based on weighted average number of units outstanding during the period) and increase (decrease) in net asset value per unit for the period:
General Partner & Limited Partner Units (in dollars per unit)	11.81	(97.61)	74.39
Legacy 2 Class
Net income (loss) per unit (based on weighted average number of units outstanding during the period) and increase (decrease) in net asset value per unit for the period:
General Partner & Limited Partner Units (in dollars per unit)	9.36	(98.07)	72.50
Global 1 Class
Net income (loss) per unit (based on weighted average number of units outstanding during the period) and increase (decrease) in net asset value per unit for the period:
General Partner & Limited Partner Units (in dollars per unit)	21.11	(95.53)	78.00
Global 2 Class
Net income (loss) per unit (based on weighted average number of units outstanding during the period) and increase (decrease) in net asset value per unit for the period:
General Partner & Limited Partner Units (in dollars per unit)	20.16	(95.66)	75.24
Global 3 Class
Net income (loss) per unit (based on weighted average number of units outstanding during the period) and increase (decrease) in net asset value per unit for the period:
General Partner & Limited Partner Units (in dollars per unit)	$ 5.70	$ (98.81)	$ 56.44
Futures Contracts
Net gain (loss) from futures, forward, and swap trading
Realized	$ 13,721,540	$ (1,421,184)	$ 61,055,762
Change in unrealized	1,452,328	(10,721,873)	(13,116,223)
Commissions	(2,904,046)	(3,977,978)	(5,283,871)
Net trading gains (losses)	12,269,822	(16,121,035)	42,655,668
Forward Contracts
Net gain (loss) from futures, forward, and swap trading
Realized	84,586	(2,018,078)	(994,524)
Change in unrealized	241,364	(59,436)	(946,283)
Commissions	(3,019)	(5,804)	(45,280)
Net trading gains (losses)	322,931	(2,083,318)	$ (1,986,087)
Swap Contracts
Net gain (loss) from futures, forward, and swap trading
Change in unrealized	(1,902,797)	1,168,100
Net trading gains (losses)	$ (1,902,797)	$ 1,168,100